Shareholders' equity - Amounts of Capital (Details) $ in Millions	Dec. 31, 2023 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1	$ 4,902
Tier 1 capital	6,807
Total capital	4,797
Tier 1 leverage ratio	7,611
SLR	7,280
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1	11,962
Tier 1 capital	10,017
Total capital	7,572
Tier 1 leverage ratio	5,158
SLR	$ 6,286